Financial Instruments - Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Other financial liabilities at fair value through profit or loss	£ 1,713	£ 6,286
Deposits by customers	179,006	173,692
Deposits by banks	14,359	17,824
Repurchase agreements–non trading	18,286	10,910
Debt securities in issue	50,171	55,906
Subordinated liabilities	3,528	3,601
Undiscounted Cash Flow [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	1,773	1,766
Other financial liabilities at fair value through profit or loss	1,796	6,496
Deposits by customers	179,220	173,975
Deposits by banks	14,528	18,051
Repurchase agreements–non trading	18,308	11,441
Debt securities in issue	52,691	58,808
Subordinated liabilities	5,870	6,377
Financial liabilities	274,186	276,914
Off-balance sheet commitments given	44,059	40,024
Undiscounted Cash Flow [member] | On Demand [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	9
Other financial liabilities at fair value through profit or loss	1	11
Deposits by customers	162,774	151,284
Deposits by banks	2,717	5,692
Repurchase agreements–non trading	6	2
Debt securities in issue	0
Subordinated liabilities	0
Financial liabilities	165,507	156,989
Off-balance sheet commitments given	18,907	18,667
Undiscounted Cash Flow [member] | Not Later Than Three Months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	250	431
Other financial liabilities at fair value through profit or loss	6	2,146
Deposits by customers	3,851	4,640
Deposits by banks	487	1,108
Repurchase agreements–non trading	15,878	9,101
Debt securities in issue	7,211	9,194
Subordinated liabilities	239	255
Financial liabilities	27,922	26,875
Off-balance sheet commitments given	7,829	5,843
Undiscounted Cash Flow [member] | Later Than Three Months and Not Later Than One Year [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	294	61
Other financial liabilities at fair value through profit or loss	203	76
Deposits by customers	7,931	11,350
Deposits by banks	4,765	93
Repurchase agreements–non trading	1,578	972
Debt securities in issue	9,815	5,677
Subordinated liabilities	131	134
Financial liabilities	24,717	18,363
Off-balance sheet commitments given	840	670
Undiscounted Cash Flow [member] | Later Than One Year and Not Later Than Five Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	424	104
Other financial liabilities at fair value through profit or loss	617	408
Deposits by customers	3,563	5,328
Deposits by banks	6,339	11,106
Repurchase agreements–non trading	846	849
Debt securities in issue	24,676	28,553
Subordinated liabilities	1,539	709
Financial liabilities	38,004	47,057
Off-balance sheet commitments given	11,490	13,418
Undiscounted Cash Flow [member] | Later Than Five Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	796	1,170
Other financial liabilities at fair value through profit or loss	969	3,855
Deposits by customers	1,101	1,373
Deposits by banks	220	52
Repurchase agreements–non trading	0	517
Debt securities in issue	10,989	15,384
Subordinated liabilities	3,961	5,279
Financial liabilities	18,036	27,630
Off-balance sheet commitments given	£ 4,993	£ 1,426